Condensed Statements of Cash Flows (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ 10,661	64,531	173,923	166,135	$ (4,399)	(26,630)	(6,300)	(712)
Net cash (used in) generated from investing activities	(248,992)	(1,507,315)	(175,670)	(1,268,054)	(11,143)	(67,455)	272,873	(1,349,501)
Net cash generated from (used in) financing activities	409,264	2,477,557	23,952	1,443,947	110,787	670,670	(286,700)	1,382,900
Net increase (decrease) in cash	169,583	1,026,602	21,865	327,133	95,245	576,585	(20,127)	32,687
Cash and cash equivalents at beginning of year	71,403	432,254	410,389	83,256	2,329	14,097	34,224	1,537
Cash and cash equivalents at end of year	$ 240,986	1,458,856	432,254	410,389	$ 97,574	590,682	14,097	34,224